Commitments and contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Percentage of future minimum revenues utilization	100.00%	0.00%
Outstanding commitments for installment payments	$ 0	$ 140,600,000
Operating leases, future minimum payments due	1,287,475,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 1,279,074,000
Operating leases, start year	2019
Operating leases, expiration year	2029
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 8,401,000
Operating leases, start year	2019
Operating leases, expiration year	2024